CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash for immediate withdrawal	$ 15,471	$ 15,457
Cash equivalents—short-term deposits	1,450	1,504
Total	$ 16,921	$ 16,961